SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

The Company evaluated events that have occurred after the condensed balance sheet date up through the date the accompanying unaudited condensed financial statements were issued. Based upon the review, Management did not identify any other subsequent events, that would have required adjustment or disclosure in the accompanying unaudited condensed financial statements, except as follows:

On October 3, 2025, the Company drew an additional $250,000 under the Polar working capital loan to fund ongoing operating expenses.

On November 3, 2025, the Company received the Notice from EEW purporting to terminate the Business Combination Agreement pursuant to Sections 10.1(b) and 10.1(d) thereof. On November 6, 2025, the Company sent a written response to EEW disputing such termination, asserting, among other things, that the representations, warranties and covenants of the Company set forth in the Business Combination Agreement purported by EEW in the Notice to have been breached by the Company either were not breached at all or were not breached at a level giving rise to a termination right, and that, in any event, EEW does not have the right to terminate the Business Combination Agreement due to EEW’s previous and continuing breaches of certain key covenants of the Business Combination Agreement. Consequently, the Company believes that EEW’s purported termination of the Business Combination Agreement is invalid under the terms of the Business Combination Agreement.

NOTE 12 - SUBSEQUENT EVENTS

The Company evaluated events that have occurred after the balance sheet date up through the date the accompanying financial statements were issued. Based upon the review, Management did not identify any other subsequent events, that would have required adjustment or disclosure in the accompanying financial statements, except as follows:

Through the date of this filing, the Company has drawn an additional $266,019 on the 2024 Promissory Note. The total aggregate outstanding balance on the 2024 Promissory Note $1,381,019.

On March 5, 2025, Nasdaq filed a Form 25-NSE to delist the Company’s securities from Nasdaq.

On March 13, 2025, the Company filed a preliminary proxy statement in connection with an upcoming extraordinary general meeting in lieu of an annual general meeting of its shareholders to, among other things, seek (i) an extension of the Combination Period from April 19, 2025 to April 20, 2026 and (ii) to eliminate from the Amended and Restated Charter the limitation that the Company may not redeem Public Shares to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act) of less than $5,000,001.

Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

On January 6, 2026, the Company signed a Business Combination Agreement with Compass Digital Acquisition Corp.

On December 31, 2025, the Company signed an Asset Purchase Agreement for fifty-two unpatented mining claims known as the Fire Mining Claims located in Arizona. Per the terms of the agreement the Company recorded 2,000,000 shares of common stock as “to be issued” valued at $500,000.

In December 2025, the Company received $210,600 in cash for 1,404,001 shares of common stock recorded as “to be issued”.

On November 30, 2025, the Company recorded 200,000 shares of common stock, recorded as “to be issued, for $50,000 to Chile Inc for the reduction of the annual mining license fees in Chile for 2026.

In accordance with ASC 855, “Subsequent Events,” the Company has analyzed its operations subsequent to January 13, 2026, the date these financial statements were issued, and has determined that it does not have any material subsequent event to disclose in these financial statements other than the above.

NOTE 8 – SUBSEQUENT EVENTS

The Company is not aware of any subsequent events through the date of this filing that require disclosure or recognition in these financial statements.

Subsequent to year end the Company received $946,560 in cash for 4,352,000 common stock units, net of issuance fees.

Subsequent to year end the Company issued 12,292,332 shares of common stock previously recorded as “to be issued”.